Material accounting policy information - Property and equipment (Details)	12 Months Ended
Dec. 31, 2025
Computer equipment
Significant accounting policies
Depreciation rate, property, plant and equipment	30.00%
Office equipment
Significant accounting policies
Depreciation rate, property, plant and equipment	20.00%
Equipment
Significant accounting policies
Depreciation rate, property, plant and equipment	30.00%